UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment  ☐; Amendment Number:

This Amendment (Check only one.):	☐ is a restatement
☐ adds new holdings entries

Institutional Investment Manager Filing this Report

Name:	Lee Munder Investments Ltd.

Address:	231 Royal Palm Way, Suite 120

Palm Beach, Florida 33480

Form 13F File Number: 28-05953

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Terry H. Gardner

Title:	Chief Financial Officer

Phone:	(561) 802-8800

Signature, Place, and Date of Signing

Terry H. Gardner	Palm Beach, Florida	2/7/02

(Signature)	(City, State)	(Date)

Report Type (Check only one.):

☒	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
☐	13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
☐	13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	158

Form 13F Information Table Value Total:	$670,122

(Thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

LEE MUNDER INVESTMENTS LTD.
FORM 13F INFORMATION TABLE

			Value	Shares/	Sh/	Put/	Invstmt	Other
Name of Issuer	Title of class	CUSIP	(x$1000)	Prn Amt	Prn	Call	Dscretn	Managers	Sole	Shared	None

Abbott Labs	COM	002824100	1,126	20,200	SH		Sole		20,200
Accredo Health Inc	COM	00437V104	5,884	148,200	SH		Sole		143,200
Aeroflex Inc	COM	007768104	8,847	467,350	SH		Sole		448,250
Affiliated Computer	COM	008190100	366	3,450	SH		Sole		3,450
Ahl Svcs Inc	COM	001296102	78	26,700	SH		Sole		26,700
Alpha Industries Inc	COM	020753109	10,939	501,800	SH		Sole		485,500
American Home Prods	COM	026609107	1,060	17,280	SH		Sole		17,280
American Intl Group	COM	026874107	244	3,079	SH		Sole		3,079
American Tower Corp	COM	029912201	8,719	920,700	SH		Sole		861,900
Ameripath Inc	COM	03071D109	5,539	171,700	SH		Sole		165,900
Amgen Inc	COM	031162100	150	2,650	SH		Sole		2,650
Amsurg Corp	COM	03232P405	10,905	401,200	SH		Sole		388,000
Angiotech Pharmaceuticals	COM	034918102	2,195	39,400	SH		Sole		38,800
Apollo Group Inc Unv Phoenx	COM	037604204	554	17,000	SH		Sole		14,000
Applied Films Corp	COM	038197109	8,053	257,700	SH		Sole		249,300
Ase Test Ltd Ord	COM	Y02516105	557	40,000	SH		Sole		32,800
Atlantic Coast Air Hld	COM	048396105	12,164	522,290	SH		Sole		508,290
Automatic Data Processing	COM	053015103	1,157	19,650	SH		Sole		19,650
Avocent Corp	COM	053893103	8,893	366,730	SH		Sole		356,230
BJ Services Co	COM	055482103	977	30,100	SH		Sole		23,100
BJs Wholesale Club	COM	05548J106	203	4,600	SH		Sole		4,600
BP Amoco P L C	COM	055622104	394	8,468	SH		Sole		8,468
Bankunited Finl Corp Cl A	COM	06652B103	5,598	377,000	SH		Sole		373,400
Barnes & Noble Inc	COM	067774109	5,405	182,600	SH		Sole		176,400
Benchmark Electronics Inc	COM	08160H101	4,702	248,000	SH		Sole		236,300
Braun Consulting Inc	COM	105651103	1,033	291,100	SH		Sole		265,900
Bristol Myers Squibb	COM	110122108	1,313	25,736	SH		Sole		25,736
Brooks Automation Inc	COM	11434A100	5,950	146,300	SH		Sole		141,600
Cal Dive Intl Inc	COM	127914109	7,394	299,600	SH		Sole		290,800
California Pizza Kitchen	COM	13054D109	6,987	282,300	SH		Sole		272,700
Capital Automotive Reit	COM	139733109	895	45,000	SH		Sole		45,000

			Value	Shares/	Sh/	Put/	Invstmt	Other
Name of Issuer	Title of class	CUSIP	(x$1000)	Prn Amt	Prn	Call	Dscretn	Managers	Sole	Shared	None

Cardinal Health Inc	COM	14149Y108	213	3,300	SH		Sole		3,300
Career Education Corp	COM	141665109	11,901	347,160	SH		Sole		335,560
Cell Genesys Inc	COM	150921104	8,399	361,400	SH		Sole		355,100
Cheesecake Factory Inc	COM	163072101	928	26,700	SH		Sole		25,900
Cirrus Logic Inc	COM	172755100	8,954	677,300	SH		Sole		649,800
Comerica Inc	COM	200340107	1,490	26,000	SH		Sole		26,000
Compudyne Corp	COM	204795306	2,235	127,700	SH		Sole		101,900
Computer Network Tech	COM	204925101	9,820	552,000	SH		Sole		533,900
Cooper Cameron Corp	COM	216640102	5,192	128,650	SH		Sole		127,350
Corporate Exec Brd Co	COM	21988R102	11,502	313,400	SH		Sole		307,000
Costar Group Inc	COM	22160N109	10,757	448,015	SH		Sole		438,215
Covance Inc	COM	222816100	7,736	340,800	SH		Sole		337,500
Cox Radio Inc Cl A	COM	224051102	8,492	333,300	SH		Sole		321,600
Critical Path Inc	COM	22674V100	42	15,200	SH		Sole		15,200
Crossroads Sys Inc	COM	22765D100	1,343	299,200	SH		Sole		239,500
Crown Castle Intl Corp	COM	228227104	576	53,900	SH		Sole		44,200
Cubist Pharmaceuticals	COM	229678107	4,602	127,985	SH		Sole		124,685
Cymer Inc	COM	232572107	4,600	172,100	SH		Sole		170,400
DDI Corp	COM	233162106	2,288	232,500	SH		Sole		225,300
Datastream Sys Inc	COM	238124101	948	153,700	SH		Sole		115,000
Dendreon Corp	COM	24823Q107	4,533	450,150	SH		Sole		445,950
Devry Inc	COM	251893103	5,650	198,600	SH		Sole		192,200
Dianon Sys Inc	COM	252826102	5,235	86,100	SH		Sole		85,200
Doubleclick Inc	COM	258609304	5,038	444,300	SH		Sole		428,000
Dynacare Inc	COM	267920205	2,963	175,400	SH		Sole		172,400
Earthlink Inc	COM	270321102	4,721	387,900	SH		Sole		370,800
Eclipsys Corp	COM	278856109	8,955	534,650	SH		Sole		512,950
Edison Schools Inc Cl A	COM	281033100	4,052	206,200	SH		Sole		199,300
Electronics Boutq Hldg	COM	286045109	3,788	94,850	SH		Sole		91,550
Emulex Corp	COM	292475209	6,231	157,700	SH		Sole		152,400
Ensco Intl Inc	COM	26874Q100	7,162	288,200	SH		Sole		281,300
Entegris Inc	COM	29362U104	8,284	755,850	SH		Sole		730,950
Equitable Res Inc	COM	294549100	290	8,500	SH		Sole		8,500

			Value	Shares/	Sh/	Put/	Invstmt	Other
Name of Issuer	Title of class	CUSIP	(x$1000)	Prn Amt	Prn	Call	Dscretn	Managers	Sole	Shared	None

Exar Corp	COM	300645108	3,976	190,700	SH		Sole		184,500
Exelon Corp	COM	30161N101	249	5,200	SH		Sole		5,200
Exult Inc	COM	302284104	7,877	490,800	SH		Sole		476,500
Federal Home Loan Mtg	COM	313400301	253	3,875	SH		Sole		3,875
Firstservice Corp	COM	33761N109	2,467	88,100	SH		Sole		88,100
Fiserv Inc	COM	337738108	227	5,370	SH		Sole		5,370
Gap Inc Del	COM	364760108	861	61,800	SH		Sole		46,300
General Elec Co	COM	369604103	3,471	86,600	SH		Sole		86,600
General Mills Inc.	COM	370334104	499	9,600	SH		Sole		9,600
Gymboree Corp	COM	403777105	8,078	677,100	SH		Sole		652,100
Harvard Bioscience Inc	COM	416906105	1,282	129,000	SH		Sole		97,700
Hibbett Sporting Goods	COM	428565105	839	27,700	SH		Sole		23,100
Hnc Software Inc	COM	40425P107	4,969	241,200	SH		Sole		236,900
Hot Topic Inc	COM	441339108	7,217	229,900	SH		Sole		222,500
IShares Tr Rusl 2000 Grow	COM	464287648	321	5,600	SH		Sole		5,600
Ilex Oncology Inc	COM	451923106	8,069	298,420	SH		Sole		291,820
Insight Communications Cl A	COM	45768V108	7,510	310,850	SH		Sole		308,050
Int’l Business Machines	COM	459200101	615	5,088	SH		Sole		5,088
Intermune Inc	COM	45884X103	5,650	114,700	SH		Sole		112,400
Internet Sec Sys Inc	COM	46060X107	2,058	64,200	SH		Sole		61,100
Interwoven Inc	COM	46114T102	6,784	696,500	SH		Sole		675,400
Intrado Inc	COM	46117A100	1,482	55,300	SH		Sole		55,300
Intuit	COM	461202103	252	5,900	SH		Sole		5,900
Intuitive Surgical Inc	COM	46120E107	1,940	193,400	SH		Sole		193,400
Johnson & Johnson	COM	478160104	1,210	20,480	SH		Sole		20,480
KPMG Consulting Inc	COM	48265R109	5,738	346,300	SH		Sole		330,800
Kimberly Clark Corp	COM	494368103	431	7,200	SH		Sole		7,200
Kopin Corp	COM	500600101	7,760	554,250	SH		Sole		535,750
Korn Ferry Intl	COM	500643200	683	64,100	SH		Sole		48,800
Kroger Co	COM	501044101	267	12,800	SH		Sole		12,800
LTX Corp	COM	502392103	6,900	329,500	SH		Sole		322,000
MBNA Corp	COM	55262L100	268	7,600	SH		Sole		4,600
Manugistics Group Inc	COM	565011103	8,091	383,800	SH		Sole		373,400

			Value	Shares/	Sh/	Put/	Invstmt	Other
Name of Issuer	Title of class	CUSIP	(x$1000)	Prn Amt	Prn	Call	Dscretn	Managers	Sole	Shared	None

Mapinfo Corp	COM	565105103	4,999	318,600	SH		Sole		310,900
Marsh & Mclennan Cos	COM	571748102	215	2,000	SH		Sole		2,000
Medicis Pharmaceutical	COM	584690309	7,283	112,750	SH		Sole		109,850
Merix Corp	COM	590049102	4,458	258,450	SH		Sole		248,950
Microchip Technology	COM	595017104	1,278	33,000	SH		Sole		27,200
Microsemi Corp	COM	595137100	11,950	402,350	SH		Sole		386,450
Microsoft Corp	COM	594918104	346	5,225	SH		Sole		5,225
Minnesota Mng & Mfg	COM	604059105	213	1,800	SH		Sole		1,800
Motorola Inc.	COM	620076109	394	26,200	SH		Sole		26,200
Networks Assocs Inc	COM	640938106	5,259	203,450	SH		Sole		196,850
Neurocrine Biosciences	COM	64125C109	5,423	105,700	SH		Sole		102,300
Nokia Corp Adr	COM	654902204	248	10,100	SH		Sole		10,100
Novellus Systems Inc	COM	670008101	970	24,600	SH		Sole		20,200
Nps Pharmaceuticals	COM	62936P103	7,997	208,800	SH		Sole		202,800
Oak Technology Inc	COM	671802106	10,277	747,450	SH		Sole		726,950
Omnicom Group Inc.	COM	681919106	206	2,300	SH		Sole		2,300
On Assignment Inc	COM	682159108	4,709	205,000	SH		Sole		202,600
Optimal Robotics Corp Cl A	COM	68388R208	3,424	96,600	SH		Sole		96,600
Organogenesis Inc	COM	685906109	77	16,000	SH		Sole		16,000
Pain Therapeutics Inc	COM	69562K100	3,673	401,000	SH		Sole		388,400
Pepsico Inc.	COM	713448108	307	6,300	SH		Sole		6,300
Peregrine Systems Inc	COM	71366Q101	3,146	212,150	SH		Sole		200,450
Pericom Semiconductor	COM	713831105	6,667	459,800	SH		Sole		446,700
Pfizer Inc.	COM	717081103	4,600	115,434	SH		Sole		115,434
Photronics Inc	COM	719405102	7,860	250,710	SH		Sole		243,610
Plx Technology Inc	COM	693417107	5,234	415,100	SH		Sole		400,700
Priority Healthcare	COM	74264T102	6,098	173,300	SH		Sole		166,900
Protein Design Labs	COM	74369L103	8,584	261,700	SH		Sole		259,000
Province Healthcare Co	COM	743977100	10,792	349,700	SH		Sole		338,700
Qlogic Corp	COM	747277101	5,690	127,830	SH		Sole		123,630
Raindance Comm	COM	75086X106	1,343	235,200	SH		Sole		227,400
SBC Communications	COM	78387G103	250	6,394	SH		Sole		6,394
SBS Broadcasting	COM	L8137F102	3,210	177,332	SH		Sole		175,332

			Value	Shares/	Sh/	Put/	Invstmt	Other
Name of Issuer	Title of class	CUSIP	(x$1000)	Prn Amt	Prn	Call	Dscretn	Managers	Sole	Shared	None

Sage Inc	COM	786632109	4,990	134,600	SH		Sole		133,200
Semtech Corp	COM	816850101	8,712	244,090	SH		Sole		235,990
Sipex Corp	COM	829909100	6,803	529,440	SH		Sole		503,340
Skillsoft Corp	COM	83066P101	5,080	196,000	SH		Sole		189,700
Skywest Inc	COM	830879102	9,620	378,000	SH		Sole		365,800
Smartforce PLC	COM	83170A206	8,609	347,850	SH		Sole		338,450
Smith International	COM	832110100	6,652	124,050	SH		Sole		121,050
Sothebys Hldgs Inc	COM	835898107	419	25,200	SH		Sole		25,200
Stratos Lightwave Inc	COM	863100103	6,693	1,088,300	SH		Sole		1,052,300
Sungard Data Systems Inc.	COM	867363103	217	7,500	SH		Sole		7,500
Sylvan Learning Sys	COM	871399101	7,102	321,800	SH		Sole		313,400
Symyx Technologies	COM	87155S108	7,763	365,500	SH		Sole		353,600
Sysco Corp	COM	871829107	330	12,600	SH		Sole		12,600
TALX Corp	COM	874918105	8,838	353,800	SH		Sole		342,000
TTM Technologies	COM	87305R109	2,274	224,700	SH		Sole		204,100
Target Corp	COM	87612E106	8,735	212,794	SH		Sole		212,794
Taubman Centers Inc.	COM	876664103	1,485	100,000	SH		Sole		100,000
Telik Inc	COM	87959M109	4,756	352,300	SH		Sole		348,500
Tyco Intl Ltd	COM	902124106	398	6,750	SH		Sole		6,750
Unilab Corp	COM	904763208	4,377	174,400	SH		Sole		172,600
Uti Worldwide Inc	COM	G87210103	1,867	95,400	SH		Sole		95,400
Vastera Inc	COM	92239N109	874	52,600	SH		Sole		52,600
Velocity Express Corp	COM	92257T103	610	179,500	SH		Sole		117,200
Verisity Ltd Ord	COM	M97385112	3,703	195,400	SH		Sole		185,600
Webex Inc	COM	94767L109	6,953	279,800	SH		Sole		270,800
Wilson Greatbatch Tech	COM	972232102	6,567	181,900	SH		Sole		180,100
Worldcom Inc.	COM	98157D106	156	11,090	SH		Sole		11,090
Xicor Inc	COM	984903104	2,864	258,050	SH		Sole		244,850